Discontinued Operetions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of New Standards in Period Prior to Their Adoption [Abstract]
Operating activities	$ (1,024)		$ (439)
Investing activities	724		14
Financing activities